SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Consumables and materials		$ 3,716	$ 2,590	$ 7,761	$ 4,957
Energy		1,009	566	2,063	1,282
Insurance		701	707	1,656	1,532
Mining and plant maintenance costs		24,098	19,435	47,142	38,063
Other costs		517	(148)	(422)	(406)
Production Costs		30,041	23,150	58,200	45,428
Cost of sales		54,523	42,568	131,886	80,446
Mining operation [member]
IfrsStatementLineItems [Line Items]
Transportation and other selling costs		4,467	3,508	8,112	7,444
Mining royalties expense	[1]	2,349	1,002	5,511	2,350
Finished goods inventory changes		(2,933)	1,163	(3,223)	2,425
Change in estimate of decommissioning provisions (note 12(a))		(4,657)		(4,657)
Cost of sales		29,267	28,823	63,943	57,647
Ore processings [member]
IfrsStatementLineItems [Line Items]
Purchased ore costs	[2]	26,899	9,703	69,738	15,653
Ore processing costs		7,910	4,385	17,481	7,853
Finished goods inventory changes		(7,705)	(343)	(17,428)	(707)
Change in estimate of decommissioning provisions (note 12(a))		(1,848)		(1,848)
Cost of sales		$ 25,256	$ 13,745	$ 67,943	$ 22,799

[1]	Mining royalty expense includes a 1% royalty on silver revenue payable to the Mexican government and mining royalties payable to the Bolivian government based upon 5% zinc and 6% silver gross sales revenue from Bolivian mining operations.
[2]	Purchased ore costs are the amounts paid to third-party miners for the purchase of ore from mineral properties not owned by the Company which is then processed and sold by the Company to generate sales revenue (refer to note 14(b)). The amount paid to third-party miners is based upon the ore’s metal content and prevailing metal prices at the time of purchase.